Intangible assets - Disclosure of Detailed Information about Intangible Assets (Details) - EUR (€)	12 Months Ended				89 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2025
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	€ 0	€ 416,000	€ 1,553,000
Acquisitions	0	0	0
Additions considerations	0	0	2,000,000
Disposals	(41,000,000)	0	0
Depreciation	0	(416,000)	(3,140,000)
Impairment	0	0	0
Impairment	41,000,000
Transfers	0	0	0
Intangible assets other than goodwill at end of period	0	0	416,000	€ 1,553,000	€ 0
Monalizumab Agreement
Reconciliation of changes in intangible assets other than goodwill [abstract]
Depreciation		(416,000)	(1,138,000)
Sanofi options
Reconciliation of changes in intangible assets other than goodwill [abstract]
Depreciation			(2,000,000)
PH5401 (anti-C5aR) rights acquired from Novo Nordisk A/S
Reconciliation of changes in intangible assets other than goodwill [abstract]
Impairment				(41,000,000)	0
Impairment				41,000,000
Purchased licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	0	416,000	1,553,000
Acquisitions	0	0	0
Additions considerations	0	0	2,000,000
Disposals	0	0	0
Depreciation		(416,000)	(3,140,000)
Impairment		0	0
Impairment	0
Transfers	0	0	0
Intangible assets other than goodwill at end of period	0	0	416,000	1,553,000	0
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	0	0	0
Acquisitions	0	0	0
Additions considerations	0	0	0
Disposals	0	0	0
Depreciation	0	0	0
Impairment		0	0
Impairment	0
Transfers	0	0	0
Intangible assets other than goodwill at end of period	0	0	0	0	0
In progress
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	0	0	0
Acquisitions	0	0	0
Additions considerations	0	0	0
Disposals	(41,000,000)	0	0
Depreciation	0	0	0
Impairment		0	0
Impairment	41,000,000
Transfers	0	0	0
Intangible assets other than goodwill at end of period	€ 0	€ 0	€ 0	€ 0	€ 0